SCHEDULE OF FUTURE MINIMUM LEASE RECEIVABLES (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Leases
2023	$ 4,698	$ 6,256
2024	6,187	6,187
2025	6,034	6,034
2026	5,362	5,362
2027	5,445	5,445
Thereafter	11,605	11,605
Total	$ 39,330	$ 40,888